Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Aug. 31, 2019
Entity Registrant Name	AlphaMark Investment Trust
Entity Central Index Key	0001438681
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 25, 2020
Document Effective Date	Aug. 25, 2020
Prospectus Date	Dec. 20, 2019